Finance income and expense - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Interest income and other	$ 1,036	$ 257
Total finance income	$ 1,036	$ 257